Income Taxes (Schedule Of Reconciliation Of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
U.S. Statutory federal income tax expense	$ (8.8)	$ (9.7)	$ (2.8)
Permanent items	7.6	4.8	10.0
Foreign statutory rate vs. U.S. statutory rate	3.0	(32.8)	(31.5)
State income taxes, net of federal effect	(2.9)	1.2	10.5
Illinois state rate change		(3.4)
Tax reform act - US rate change	(166.7)
Tax reform act - mandatory repatriation	73.1
Residual tax on foreign earnings	5.9	(36.1)	15.9
Benefit from adjustment to tax basis in assets			(8.5)
Change in valuation allowance	(365.6)	77.1	(46.3)
Unrecognized tax expense	(0.1)	3.9	8.4
Foreign tax law changes			(3.7)
Share based compensation adjustments	(5.5)	(4.9)	(0.2)
Impact of IRC Section 9100 relief			(16.4)
Research and development tax credits	(1.9)	(9.3)
UK Tax refund		(1.5)
Outside basis difference		(0.8)	6.4
Return to provision adjustments and other, net	(0.8)	(0.3)	5.4
Income tax (benefit) expense	(462.7)	(11.8)	(52.8)
SB/RH [Member]
U.S. Statutory federal income tax expense	31.9	60.8	76.9
Permanent items	(3.5)	0.8	6.2
Foreign statutory rate vs. U.S. statutory rate	3.0	(32.8)	(31.5)
State income taxes, net of federal effect	(1.9)	1.3	2.9
Illinois state rate change		(3.4)
Tax reform act - US rate change	(181.7)
Tax reform act - mandatory repatriation	73.1
Residual tax on foreign earnings	5.9	(36.1)	15.9
Benefit from adjustment to tax basis in assets			(8.5)
Change in valuation allowance	(0.3)	18.1	(83.3)
Unrecognized tax expense	(0.1)	3.9	8.3
Foreign tax law changes			(3.7)
Share based compensation adjustments	(0.5)	(0.4)	0.4
Impact of IRC Section 9100 relief			(16.4)
Research and development tax credits	(1.9)	(9.3)
UK Tax refund		(1.5)
Outside basis difference		(5.4)
Return to provision adjustments and other, net	(0.8)	(4.6)	(0.6)
Income tax (benefit) expense	$ (76.8)	$ (8.6)	$ (33.4)